  As filed with the Securities and Exchange Commission on November 30, 2001.
                                                           File No. 33-19944
                                                                    811-2627

                          SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                         FORM N-4

  REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

       Pre-Effective Amendment No. ___                              [ ]
       Post-Effective Amendment No. _18_                            [X]

  REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

       Amendment No. _34_                                           [X]

                         HARTFORD LIFE INSURANCE COMPANY
                              DC VARIABLE ACCOUNT-I
                         HARTFORD LIFE INSURANCE COMPANY
                              SEPARATE ACCOUNT TWO
                           (Exact Name of Registrant)

                         HARTFORD LIFE INSURANCE COMPANY
                               (Name of Depositor)

                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                   (Address of Depositor's Principal Offices)

                                 (860) 843-6733
               (Depositor's Telephone Number, Including Area Code)

                               MARIANNE O'DOHERTY
                         HARTFORD LIFE INSURANCE COMPANY
                                 P. O. BOX 2999
                             HARTFORD, CT 06104-2999
                     (Name and Address of Agent for Service)

  It is proposed that this filing will become effective:
     ___ immediately upon filing pursuant to paragraph (b) of Rule 485
     _X_ on December 9, 2001 pursuant to paragraph (b) of Rule 485
     ___ 60 days after filing pursuant to paragraph (a)(1) of Rule 485
     ___ on ___________ pursuant to paragraph (a)(1) of Rule 485
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

PURSUANT TO RULE 24F-2(a)(1) UNDER THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT HAS REGISTERED AN INDEFINITE AMOUNT OF SECURITIES.

The Prospectuses and Statements of Additional Information are incorporated in Parts A and B, respectively, of this Post-Effective Amendment No. 18, by reference to Post-Effective Amendment No. 16 to the Registration Statement on Form N-4 (File No. 33-19944), as filed on April 11, 2001 and declared effective on May 1, 2001.

Supplements to the prospectuses are included in Part A of this Post-Effective Amendment.

                        GROUP VARIABLE ANNUITY CONTRACTS
                     ISSUED WITH RESPECT TO DC-I AND DC-II
                                    HV-1915

                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED DECEMBER 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The Fee Table in the prospectus is replaced with the following:

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of premium payments)    None
-------------------------------------------------------------------------------
Transfer Fee                                                                $0
-------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of amounts
  Surrendered) (1)
    First Year through Sixth Year                                            5%
-------------------------------------------------------------------------------
    Seventh Year through Eighth Year                                         4%
-------------------------------------------------------------------------------
    Ninth Year through Tenth Year                                            3%
-------------------------------------------------------------------------------
    Eleventh Year through Twelfth Year                                       2%
-------------------------------------------------------------------------------
    Thirteenth Year and thereafter                                           0%
-------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE                                                      $0
-------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
  Sub-Account Value) (DC-I) (2)
    Mortality and Expense Risk and Administrative Charge                   0.90%
-------------------------------------------------------------------------------
    Total Separate Account Annual Expenses (DC-I)                          0.90%
-------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
  Sub-Account Value) (DC-II)
    Mortality and Expense Risk and Administrative Charge                   1.25%
-------------------------------------------------------------------------------
    Total Separate Account Annual Expenses (DC-II)                         1.25%
-------------------------------------------------------------------------------

We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

(1) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

(2) The Mortality and Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for Contract values under eligible Contracts that exceed $50 million.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Accounts and underlying Funds. We deduct Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL FUND
                                                  MANAGEMENT FEES OTHER EXPENSES OPERATING EXPENSES
 --------------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio (1)                  0.70%           0.18%            0.88%
 --------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund                             0.63%           0.03%            0.66%
 --------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund                                 0.49%           0.03%            0.52%
 --------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund                 0.63%           0.03%            0.66%
 --------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund                  0.65%           0.03%            0.68%
 --------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund                                0.40%           0.03%            0.43%
 --------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund          0.68%           0.10%            0.78%
 --------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund                         0.45%           0.03%            0.48%
 --------------------------------------------------------------------------------------------------
 Hartford Mortgage Securities HLS Fund                  0.45%           0.03%            0.48%
 --------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund                                0.46%           0.02%            0.48%
 --------------------------------------------------------------------------------------------------

(1) "Other Expenses" have been reduced because the Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Total Fund Operating Expenses after reductions for fees paid indirectly would be 0.86%.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE DC-1 (.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                  If you Surrender your Contract:    If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS 10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 ------------------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced        $70     $111     $156     $252      $18     $56     $97     $211       $18       $56       $97       $211
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS    $68     $105     $145     $229      $16     $50     $86     $187       $16       $50       $86       $187
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS             $66     $101     $138     $214      $15     $45     $78     $171       $15       $45       $78       $171
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS             $68     $105     $145     $229      $16     $50     $86     $187       $16       $50       $86       $187
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS      $68     $105     $146     $231      $16     $50     $87     $189       $16       $50       $87       $189
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS             $65     $ 98     $133     $204      $14     $42     $73     $161       $14       $42       $73       $161
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS             $69     $108     $151     $241      $17     $53     $92     $200       $17       $53       $92       $200
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS      $66     $100     $136     $209      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS             $66     $100     $136     $209      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS             $66     $100     $136     $209      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------

EXAMPLE DC-I (.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                  If you Surrender your Contract:    If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS 10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 ------------------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced        $68     $107     $148     $236      $17     $52     $89     $194       $17       $52       $89       $194
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS    $66     $100     $137     $213      $14     $45     $78     $170       $14       $45       $78       $170
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS             $65     $ 96     $130     $197      $13     $41     $70     $154       $13       $41       $70       $154
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS             $66     $100     $137     $213      $14     $45     $78     $170       $14       $45       $78       $170
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS      $66     $101     $138     $215      $15     $46     $79     $172       $15       $46       $79       $172
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS             $64     $ 94     $125     $187      $12     $38     $65     $144       $12       $38       $65       $144
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS             $67     $104     $143     $225      $16     $49     $84     $183       $16       $49       $84       $183
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS      $64     $ 95     $128     $193      $13     $39     $68     $150       $13       $39       $68       $150
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS             $64     $ 95     $128     $193      $13     $39     $68     $150       $13       $39       $68       $150
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS             $64     $ 95     $128     $193      $13     $39     $68     $150       $13       $39       $68       $150
 ------------------------------------------------------------------------------------------------------------------------------

EXAMPLE DC-II (1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                If you Surrender your Contract:     If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT   1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS  10 YEARS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
 ------------------------------------------------------------------------------------------------------------------------------
 Calvert
   Social
   Balanced      $73     $122     $173     $288      $22     $67     $115     $248       $22       $67       $115       $248
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers
   HLS (1)       $71     $114     $160     $260      $19     $59     $101     $220       $19       $59       $101       $220
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS           $70     $111     $155     $251      $18     $56     $ 97     $210       $18       $56       $ 97       $210
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
  Appreciation
   HLS (1)       $71     $114     $160     $261      $19     $59     $102     $221       $19       $59       $102       $221
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend
   and Growth
   HLS           $71     $116     $163     $267      $20     $61     $105     $227       $20       $61       $105       $227
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Index HLS
   (2)           $65     $ 96     $129     $195      $13     $40     $ 69     $152       $13       $40       $ 69       $152
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
 International
 Opportunities
   HLS           $72     $119     $168     $278      $21     $64     $110     $238       $21       $64       $110       $238
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Money
   Market HLS    $69     $110     $153     $247      $18     $55     $ 95     $205       $18       $55       $ 95       $205
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS           $69     $110     $153     $247      $18     $55     $ 95     $205       $18       $55       $ 95       $205
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Stock HLS
   (1)           $69     $110     $153     $246      $18     $55     $ 94     $204       $18       $55       $ 94       $204
 ------------------------------------------------------------------------------------------------------------------------------

(1) We voluntarily reduce the mortality and expense risk and administrative charge in certain sub-accounts in DC-II. The reduced total for mortality and expense risk and administrative charge in these Sub-Accounts is as follows:
    Hartford Stock HLS, 1.24%; Hartford Advisers HLS, 1.20%; and Hartford Capital Appreciation HLS, 1.21%.

(2) We voluntarily limit the applicable mortality and expense risk and administrative charge for Hartford Index HLS Sub-Account so that when combined with the expenses of the underlying Fund, the total does not exceed 1.25%.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Sub-Section entitled "Mortality and Expense Risk and Administrative Charge" under the "Contract Charges" Section of the prospectus is deleted and replaced with the following:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE            DC-I      DC-II
----------------------------------------------------          --------   --------
Annual rate (Contract values of $50,000,000 or less):          0.90%      1.25%
Annual rate (Contract values in excess of $50,000,000):        0.75%      1.25%

We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

- MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

- MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees").

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

033-19944
HV-3310

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                        GROUP VARIABLE ANNUITY CONTRACTS
                     ISSUED WITH RESPECT TO DC-I AND DC-II
                                    HV-2138

                        HARTFORD LIFE INSURANCE COMPANY

     SUPPLEMENT DATED DECEMBER 9, 2001 TO THE PROSPECTUS DATED MAY 1, 2001

The Fee Table in the prospectus is replaced with the following:

                                   FEE TABLE

CONTRACT OWNER TRANSACTION EXPENSES

Sales Charge Imposed on Purchases (as a percentage of premium payments)    None
-------------------------------------------------------------------------------
Transfer Fee                                                                $0
-------------------------------------------------------------------------------
Contingent Deferred Sales Charge (as a percentage of amounts
  Surrendered) (1)
    First Year through Second Year                                           5%
-------------------------------------------------------------------------------
    Third Year through Fourth Year                                           4%
-------------------------------------------------------------------------------
    Fifth Year                                                               3%
-------------------------------------------------------------------------------
    Sixth Year                                                               2%
-------------------------------------------------------------------------------
    Seventh Year                                                             1%
-------------------------------------------------------------------------------
    Eighth Year and thereafter                                               0%
-------------------------------------------------------------------------------
ANNUAL MAINTENANCE FEE                                                      $0
-------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
  Sub-Account Value) (DC-I) (2)
    Mortality and Expense Risk and Administrative Charge                   0.90%
-------------------------------------------------------------------------------
    Total Separate Account Annual Expenses (DC-I)                          0.90%
-------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily
  Sub-Account Value) (DC-II)
    Mortality and Expense Risk and Administrative Charge                   1.25%
-------------------------------------------------------------------------------
    Total Separate Account Annual Expenses (DC-II)                         1.25%
-------------------------------------------------------------------------------

We may eliminate or change the Transfer Fee, Contingent Deferred Sales Charge, Annual Maintenance Fee, and Mortality and Expense Risk and Administrative Charge. See "Experience Rating under the Contracts" and "Negotiated Charges and Fees". We may also deduct a charge for Premium Taxes at the time of Surrender.

(1) Each Participant Account has its own Contingent Deferred Sales Charge schedule. The amount of the Contingent Deferred Sales Charge depends on the number of Participant's Contract Years completed with respect to the Participant's Account before the Surrender. See "Contract Charges".

(2) The Mortality and Expense Risk and Administrative Charge under Separate Account DC-I is 0.75% of the average daily Sub-Account values in DC-I for Contract values under eligible Contracts that exceed $50 million.

The purpose of the Fee Table and Examples is to assist you in understanding various costs and expenses that you will pay directly or indirectly. The Fee Table and Examples reflect expenses of the Separate Accounts and underlying Funds. We deduct Premium Taxes that apply. The Examples assume that any fee waivers or expense reimbursements for the underlying Funds will continue for the period shown in the examples.

The Examples should not be considered a representation of past or future expenses and actual expenses may be greater or less than those shown.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

                         Annual Fund Operating Expenses
                           As of the Fund's Year End
                        (As a percentage of net assets)

                                                                                     TOTAL FUND
                                                  MANAGEMENT FEES OTHER EXPENSES OPERATING EXPENSES
 --------------------------------------------------------------------------------------------------
 Calvert Social Balanced Portfolio (1)                  0.70%           0.18%            0.88%
 --------------------------------------------------------------------------------------------------
 Hartford Advisers HLS Fund                             0.63%           0.03%            0.66%
 --------------------------------------------------------------------------------------------------
 Hartford Bond HLS Fund                                 0.49%           0.03%            0.52%
 --------------------------------------------------------------------------------------------------
 Hartford Capital Appreciation HLS Fund                 0.63%           0.03%            0.66%
 --------------------------------------------------------------------------------------------------
 Hartford Dividend and Growth HLS Fund                  0.65%           0.03%            0.68%
 --------------------------------------------------------------------------------------------------
 Hartford Index HLS Fund                                0.40%           0.03%            0.43%
 --------------------------------------------------------------------------------------------------
 Hartford International Opportunities HLS Fund          0.68%           0.10%            0.78%
 --------------------------------------------------------------------------------------------------
 Hartford Money Market HLS Fund                         0.45%           0.03%            0.48%
 --------------------------------------------------------------------------------------------------
 Hartford Mortgage Securities HLS Fund                  0.45%           0.03%            0.48%
 --------------------------------------------------------------------------------------------------
 Hartford Stock HLS Fund                                0.46%           0.02%            0.48%
 --------------------------------------------------------------------------------------------------

(1) "Other Expenses" have been reduced because the Fund has an arrangement with its custodian bank whereby the custodian's and transfer agent's fees may be paid indirectly by credits earned on the Fund's cash on deposit with the bank. Such a deposit arrangement is an alternative to overnight investments. Total Fund Operating Expenses after reductions for fees paid indirectly would be 0.86%.

HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

EXAMPLE DC-I (.90% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                  If you Surrender your Contract:    If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS 10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 ------------------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced        $70     $100     $132     $211      $18     $56     $97     $211       $18       $56       $97       $211
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS    $68     $ 94     $121     $187      $16     $50     $86     $187       $16       $50       $86       $187
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS             $66     $ 90     $114     $171      $15     $45     $78     $171       $15       $45       $78       $171
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS             $68     $ 94     $121     $187      $16     $50     $86     $187       $16       $50       $86       $187
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS      $68     $ 94     $122     $189      $16     $50     $87     $189       $16       $50       $87       $189
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS             $65     $ 87     $109     $161      $14     $42     $73     $161       $14       $42       $73       $161
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS             $69     $ 97     $127     $200      $17     $53     $92     $200       $17       $53       $92       $200
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS      $66     $ 88     $112     $167      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS             $66     $ 88     $112     $167      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS             $66     $ 88     $112     $167      $14     $44     $76     $167       $14       $44       $76       $167
 ------------------------------------------------------------------------------------------------------------------------------

EXAMPLE DC-1 (.75% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                  If you Surrender your Contract:   If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT     1 YEAR  3 YEARS 5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS 10 YEARS   1 YEAR    3 YEARS   5 YEARS   10 YEARS
 -----------------------------------------------------------------------------------------------------------------------------
 Calvert Social
   Balanced        $68     $96     $125     $194      $17     $52     $89     $194       $17       $52       $89       $194
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers HLS    $66     $89     $113     $170      $14     $45     $78     $170       $14       $45       $78       $170
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS             $65     $85     $106     $154      $13     $41     $70     $154       $13       $41       $70       $154
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
   Appreciation
   HLS             $66     $89     $113     $170      $14     $45     $78     $170       $14       $45       $78       $170
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend and
   Growth HLS      $66     $90     $114     $172      $15     $46     $79     $172       $15       $46       $79       $172
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford Index
   HLS             $64     $82     $101     $144      $12     $38     $65     $144       $12       $38       $65       $144
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford
   International
   Opportunities
   HLS             $67     $93     $119     $183      $16     $49     $84     $183       $16       $49       $84       $183
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford Money
   Market HLS      $64     $84     $104     $150      $13     $39     $68     $150       $13       $39       $68       $150
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS             $64     $84     $104     $150      $13     $39     $68     $150       $13       $39       $68       $150
 -----------------------------------------------------------------------------------------------------------------------------
 Hartford Stock
   HLS             $64     $84     $104     $150      $13     $39     $68     $150       $13       $39       $68       $150
 -----------------------------------------------------------------------------------------------------------------------------

EXAMPLE DC-II (1.25% MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE)

YOU WOULD PAY THE FOLLOWING EXPENSES ON A $1,000 INVESTMENT AT THE END OF THE APPLICABLE TIME PERIOD ASSUMING A 5% ANNUAL RETURN ON ASSETS.

                If you Surrender your Contract:     If you annuitize your Contract:    If you do not Surrender your Contract:
 SUB-ACCOUNT   1 YEAR  3 YEARS  5 YEARS  10 YEARS  1 YEAR  3 YEARS 5 YEARS  10 YEARS   1 YEAR    3 YEARS   5 YEARS    10 YEARS
 ------------------------------------------------------------------------------------------------------------------------------
 Calvert
   Social
   Balanced      $73     $111     $150     $248      $22     $67     $115     $248       $22       $67       $115       $248
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Advisers
   HLS (1)       $71     $103     $136     $220      $19     $59     $101     $220       $19       $59       $101       $220
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford Bond
   HLS           $70     $100     $132     $210      $18     $56     $ 97     $210       $18       $56       $ 97       $210
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Capital
  Appreciation
   HLS (1)       $71     $103     $137     $221      $19     $59     $102     $221       $19       $59       $102       $221
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Dividend
   and Growth
   HLS           $71     $105     $140     $227      $20     $61     $105     $227       $20       $61       $105       $227
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Index HLS
   (2)           $65     $ 85     $105     $152      $13     $40     $ 69     $152       $13       $40       $ 69       $152
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
 International
 Opportunities
   HLS           $72     $108     $145     $238      $21     $64     $110     $238       $21       $64       $110       $238
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Money
   Market HLS    $69     $ 99     $130     $205      $18     $55     $ 95     $205       $18       $55       $ 95       $205
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Mortgage
   Securities
   HLS           $69     $ 99     $130     $205      $18     $55     $ 95     $205       $18       $55       $ 95       $205
 ------------------------------------------------------------------------------------------------------------------------------
 Hartford
   Stock HLS
   (1)           $69     $ 99     $129     $204      $18     $55     $ 94     $204       $18       $55       $ 94       $204
 ------------------------------------------------------------------------------------------------------------------------------

(1) We voluntarily reduce the mortality and expense risk and administrative charge in certain sub-accounts in DC-II. The reduced total for mortality and expense risk and administrative charge in these Sub-Accounts is as follows:
    Hartford Stock HLS, 1.24%; Hartford Advisers HLS, 1.20%; and Hartford Capital Appreciation HLS, 1.21%.

(2) We voluntarily limit the applicable mortality and expense risk and administrative charge for Hartford Index HLS Sub-Account so that when combined with the expenses of the underlying Fund, the total does not exceed 1.25%.

                                                 HARTFORD LIFE INSURANCE COMPANY
--------------------------------------------------------------------------------

The Sub-Section entitled "Mortality and Expense Risk and Administrative Charge" under the "Contract Charges" Section of the prospectus is deleted and replaced with the following:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE: For providing administrative services, and for assuming mortality and expense risks under the Contract, we deduct a daily charge at an annual rate against all Contract values in the Separate Accounts during the life of the Contract. The amount of the charge differs between DC-I and DC-II and, with respect to DC-I, depends on the value of the Contract:

MORTALITY AND EXPENSE RISK AND ADMINISTRATIVE CHARGE            DC-I      DC-II
----------------------------------------------------          --------   --------
Annual rate (Contract values of $50,000,000 or less):          0.90%      1.25%
Annual rate (Contract values in excess of $50,000,000):        0.75%      1.25%

We determine a Contract's eligibility for the lower charge in DC-I based on the value of the Contract on the last day of each calendar quarter. We call that day a "Test Date". To be eligible, the value of the Contract must exceed $50,000,000 on two successive Test Dates. A reduction in the mortality and expense risk and administrative charge in DC-I requires a conversion period following a determination of eligibility. The conversion period generally takes up to three months, depending on Contract Owner cooperation during the conversion period.

The mortality and expense risk and administrative charge compensates us for providing administrative services and for assuming mortality and expense risks under the Contracts. We assume two types of mortality risk and an expense risk:

- MORTALITY RISK DURING THE ACCUMULATION PERIOD -- During the period your Contributions are accumulating, we are required to cover any difference between the Minimum Death Benefit paid and the Participant Account value. These differences may occur during periods of declining value or in periods where the Contingent Deferred Sales Charges would have been applicable. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

- MORTALITY RISK DURING THE ANNUITY PERIOD -- Once Annuity payouts have begun, we may be required to make Annuity payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Contingent Deferred Sales Charges collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity payouts will fluctuate with the performance of the underlying Fund selected, your Annuity payouts will NOT be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. This charge enables us to keep our commitments and to pay you as planned.

We also provide various administrative support services for Plans. These services include recordkeeping, statements of account, internet and automated voice response account access, and participant educational materials.

If the mortality and expense risk and administrative charge under a Contract is insufficient to cover actual costs incurred by us, we will bear the loss. If the mortality and expense risk and administrative charge exceeds these costs, we will keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk and administrative charge.

We may reduce the mortality and expense risk and administrative charge under the Contracts (see "Experience Rating under the Contracts" and "Negotiated Charges and Fees"). The annual rate of the mortality and expense risk and administrative charge may be periodically increased but will not exceed 2.00%. However, we will not increase the charge without approval from the Commission.

  THIS SUPPLEMENT SHOULD BE RETAINED WITH THE PROSPECTUS FOR FUTURE REFERENCE.

033-19944
HV-3311

                            OTHER INFORMATION

Item 24.      Financial Statements and Exhibits

       (a) All financial statements are included in Part A and Part B of the Registration Statement.

       (b)    (1)   Resolution of the Board of Directors of Hartford Life
                    Insurance Company ("Hartford") authorizing the establishment of the Separate Account.(1)

              (2) Not applicable. Hartford maintains custody of all assets pursuant to an exemptive order granted on December 1, 1981.

              (3)   (a)    Principal Underwriting Agreement.(2)

                    (b)    Form of Dealer Agreement.(2)

              (4)   Form of Variable Annuity Contract.(2)

              (5)   Form of Application.(2)

              (6)   (a)    Articles of Incorporation of Hartford.(3)

                    (b)    Bylaws of Hartford.(3)

              (7)   Not applicable.

              (8)   Participation Agreement.(1)

              (9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel and Corporate Secretary.

              (10)  Consent of Arthur Andersen LLP, Independent Public
                    Accountants.

              (11)  No financial statements are omitted.

              (12)  Not applicable.

              (13)  Not applicable.

              (14)  Not applicable.

              (15)  Copy of Power of Attorney.

              (16) Organizational Chart.

-----------------------
  (1) Incorporated herein by reference to the Post Effective Amendment No. 9, to the Registration Statement File No. 33-19944, dated May 1, 1995.

  (2)    Incorporated herein by reference to the Post Effective
         Amendment No. 10, to the Registration Statement File
         No. 33-19944, dated May 1, 1996.

  (3) Incorporated by reference to Post-Effective Amendment No. 6 to the Registration Statement on File No. 333-66343, filed on February 8, 2001.

Item 25.      Directors and Officers of the Depositor

-------------------------------------------- -------------------------------------------------------------------------
NAME                                         POSITION WITH HARTFORD
-------------------------------------------- -------------------------------------------------------------------------
David A. Carlson                             Vice President
-------------------------------------------- -------------------------------------------------------------------------
Peter W. Cummins                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Patrice Kelly-Ellis                          Vice President
-------------------------------------------- -------------------------------------------------------------------------
Bruce W. Ferris                              Vice President
-------------------------------------------- -------------------------------------------------------------------------
Timothy M. Fitch                             Vice President and Actuary
-------------------------------------------- -------------------------------------------------------------------------
Mary Jane B. Fortin                          Vice President & Chief Accounting Officer
-------------------------------------------- -------------------------------------------------------------------------
David T. Foy                                 Senior Vice President, Chief Financial Officer and Treasurer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Lois W. Grady                                Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Ryan Johnson                                 Vice President
-------------------------------------------- -------------------------------------------------------------------------
Stephen T. Joyce                             Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Michael D. Keeler                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Robert A. Kerzner                            Executive Vice President
-------------------------------------------- -------------------------------------------------------------------------
David N. Levenson                            Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
Joseph F. Mahoney                            Vice President
-------------------------------------------- -------------------------------------------------------------------------
Thomas M. Marra                              President, Director*
-------------------------------------------- -------------------------------------------------------------------------
Gary J. Miller                               Vice President
-------------------------------------------- -------------------------------------------------------------------------
Tom Nassiri                                  Vice President
-------------------------------------------- -------------------------------------------------------------------------
Deanne Osgood                                Vice President
-------------------------------------------- -------------------------------------------------------------------------
Craig R. Raymond                             Senior Vice President and Chief Actuary
-------------------------------------------- -------------------------------------------------------------------------
                                             Senior Vice President, General Counsel and Corporate Secretary,
Christine Hayer Repasy                       Director*
-------------------------------------------- -------------------------------------------------------------------------
Lowndes A. Smith                             Chairman of the Board and Chief Executive Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------
Joe M. Thomson                               Senior Vice President
-------------------------------------------- -------------------------------------------------------------------------
John C. Walters                              Executive Vice President, Director*
-------------------------------------------- -------------------------------------------------------------------------
David M. Znamierowski                        Senior Vice President and Chief Investment Officer, Director*
-------------------------------------------- -------------------------------------------------------------------------

Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, CT 06104-2999.

*Denotes Board of Directors.

Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant

             Filed herewith as Exhibit 16.

Item 27.     Number of Contract Owners

             As of October 31, 2001 there were 266,037 Contract Owners.

Item 28.     Indemnification

Sections 33-770 to 33-778, inclusive, of the Connecticut General Statutes ("CGS") provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(5)(b), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(5)(b). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

Consistent with the statutes referenced above, under the Depositor's Certificate of Incorporation, the Depositor must indemnify directors for liability except liability that:

(a)  involved a knowing and culpable violation of law by the director;
(b)  enabled the director or an associate to receive an improper personal gain;
(c) showed a lack of good faith and a conscious disregard for the duty of the director of the corporation under circumstances in which the director was aware that his conduct or omission created an unjustifiable risk of serious injury to the corporation;
(d) constituted a sustained and unexcused pattern of inattention that amounted to an abdication of the director's duty to the corporation or
(e)  created liability under section 33-757 relating to unlawful distributions.

The Depositor's Certificate of Incorporation also permits the Depositor, at the discretion of the board of directors, to indemnify any current or former director, officer, employee or agent of the corporation to the fullest extent permitted by law. Accordingly, under the Depositor's bylaws, the Depositor must, to the fullest extent permitted by applicable law, indemnify directors and officers of the Depositor against all expenses, including attorney's fees, in connection with any proceeding by reason of the fact that such person was a director or officer of the Depositor.

Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation. Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.     Principal Underwriters

        (a) HSD acts as principal underwriter for the following investment companies:

              Hartford Life Insurance Company - Separate Account One
              Hartford Life Insurance Company - Separate Account Two
              Hartford Life Insurance Company - Separate Account Two
                (DC Variable Account I)
              Hartford Life Insurance Company - Separate Account Two
                (DC Variable Account II)
              Hartford Life Insurance Company - Separate Account Two
                (QP Variable Account)
              Hartford Life Insurance Company - Separate Account Two
                (Variable Account "A")
              Hartford Life Insurance Company - Separate Account Two
                (NQ Variable Account)
              Hartford Life Insurance Company - Separate Account Ten
                (formerly known as Putnam Capital Manager Trust Separate
                Account)
              Hartford Life Insurance Company - Separate Account Three
              Hartford Life Insurance Company - Separate Account Five
              Hartford Life Insurance Company - Separate Account Seven
              Hartford Life Insurance Company - Separate Account Eleven Hartford Life and Annuity Insurance Company - Separate
                Account One
              Hartford Life and Annuity Insurance Company - Separate Account
                Ten (formerly known as Putnam Capital Manager Trust Separate Account Two)
              Hartford Life and Annuity Insurance Company - Separate Account
                Three
              Hartford Life and Annuity Insurance Company - Separate
                Account Five
              Hartford Life and Annuity Insurance Company - Separate Account
                Six
              Hartford Life and Annuity Insurance Company - Separate Account
                Seven
              Hart Life Insurance Company - Separate Account One
              Hart Life Insurance Company - Separate Account Two
              American Maturity Life Insurance Company - Separate Account AMLVA Servus Life Insurance Company - Separate Account One
              Servus Life Insurance Company - Separate Account Two

        (b)  Directors and Officers of HSD

                                           Positions and Offices
                Name                          With Underwriter
                ----                          ------------------
              David A. Carlson           Vice President
              Peter W. Cummins           Senior Vice President
              Bruce W. Ferris            Vice President
              David T. Foy               Treasurer
              George R. Jay              Controller
              Ryan Johnson               Vice President
              Thomas M. Marra            President, Director
              Christine Hayer Repasy     Senior Vice President, General Counsel
                                           and Corporate Secretary
              Lowndes A. Smith           Chairman of the Board and
                                           Chief Executive Officer, Director
              John C. Walters            Executive Vice President, Director

              Unless otherwise indicated, the principal business address of each of the above individuals is P.O. Box 2999, Hartford, Connecticut 06104-2999.

Item 30.      Location of Accounts and Records

              All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

Item 31.      Management Services

              All management contracts are discussed in Part A and Part B of this Registration Statement.

Item 32.      Undertakings

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Council of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 30th day of November, 2001.

HARTFORD LIFE INSURANCE COMPANY -
(DC VARIABLE ACCOUNT I)
      (Registrant)

*By: Thomas M. Marra                      *By: /s/ Marianne O'Doherty
     -----------------------------------      ------------------------------
     Thomas M. Marra, President                Marianne O'Doherty
                                               Attorney-In-Fact

HARTFORD LIFE INSURANCE COMPANY
      (Depositor)

*By:  Thomas M. Marra
      ----------------------------------
      Thomas M. Marra, President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

David T. Foy, Senior Vice President, Chief
     Financial Officer & Treasurer, Director*
Thomas M. Marra, President, Director*
Christine Hayer Repasy, Senior Vice President,   By: /s/ Marianne O'Doherty
     General Counsel & Corporate Secretary,            -------------------------
     Director*                                           Marianne O'Doherty
Lowndes A. Smith, Chairman of the Board &                  Attorney-in-Fact
     Chief Executive Officer, Director*
John C. Walters, Executive Vice President,          Date: November 30, 2001
     Director*
Lizabeth H. Zlatkus, Executive Vice President,
     Director*
David M. Znamierowski, Senior Vice President &
     Chief Investment Officer, Director*

33-19944

                                  EXHIBIT INDEX


(9) Opinion and Consent of Christine Hayer Repasy, Senior Vice President, General Counsel & Corporate Secretary

(10)     Consent of Arthur Andersen LLP, Independent Public Accountants

(15)     Copy of Power of Attorney

(16)     Organizational Chart